Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 55,161	$ 48,580	$ 203,003	$ 187,515
Patient services
Disaggregation of Revenue [Line Items]
Total operating revenue	35,057	29,622	124,074	116,817
Capitated revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	14,516	12,330	54,285	37,381
FFS revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	20,541	17,292	69,789	79,436
Dispensary revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	18,679	17,618	72,550	63,890
Clinical research trials and other revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 1,425	$ 1,340	$ 6,379	$ 6,808